Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2012
Reportable Segments [Abstract]
Segmental and geographical information

	Year Ended April 30,
	2012	2011	2010
Net sales:
U.S. Retail Coffee	$2,297,737	$1,930,869	$1,700,458
U.S. Retail Consumer Foods	2,094,456	1,953,043	2,004,700
International, Foodservice, and Natural Foods	1,133,589	941,831	900,131

Total net sales	$5,525,782	$4,825,743	$4,605,289

Segment profit:
U.S. Retail Coffee	$543,012	$536,133	$484,006
U.S. Retail Consumer Foods	393,300	406,455	407,721
International, Foodservice, and Natural Foods	168,572	159,580	140,404

Total segment profit	$1,104,884	$1,102,168	$1,032,131

Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Share-based compensation expense	(19,292)	(19,896)	(20,687)
Cost of products sold – restructuring	(38,552)	(54,089)	(3,870)
Cost of products sold – merger and integration	(4,610)	—	—
Other restructuring costs	(42,589)	(47,868)	(1,841)
Other merger and integration costs	(29,904)	(11,194)	(33,692)
Corporate administrative expenses	(191,654)	(184,849)	(181,132)
Other income (expense) – net	2,667	(26)	2,238

Income before income taxes	$701,158	$717,164	$730,753

Assets:
U.S. Retail Coffee	$5,033,561	$4,830,127	$4,625,502
U.S. Retail Consumer Foods	2,612,732	2,416,037	2,327,466
International, Foodservice, and Natural Foods	1,179,624	684,434	694,478
Unallocated (A)	289,309	393,987	327,407

Total assets	$9,115,226	$8,324,585	$7,974,853

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$102,323	$95,423	$99,490
U.S. Retail Consumer Foods	46,744	43,280	44,727
International, Foodservice, and Natural Foods	37,698	41,680	28,976
Unallocated (B)	64,821	76,855	24,217

Total depreciation, amortization, and impairment charges	$251,586	$257,238	$197,410

Additions to property, plant, and equipment:
U.S. Retail Coffee	$86,903	$59,910	$52,198
U.S. Retail Consumer Foods	159,544	88,217	58,457
International, Foodservice, and Natural Foods	27,797	31,953	26,328

Total additions to property, plant, and equipment	$274,244	$180,080	$136,983

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring, cost of products sold – merger and intergration, and corporate administrative expenses.

Segmental information related to assets, depreciation and amortization and capital expenditures

	Year Ended April 30,
	2012	2011	2010
Net sales:
Domestic	$5,014,695	$4,358,091	$4,167,042
International:
Canada	$447,004	$409,710	$385,870
All other international	64,083	57,942	52,377

Total international	$511,087	$467,652	$438,247

Total net sales	$5,525,782	$4,825,743	$4,605,289

Assets:
Domestic	$8,721,449	$7,912,311	$7,591,931
International:
Canada	$386,026	$406,576	$376,788
All other international	7,751	5,698	6,134

Total international	$393,777	$412,274	$382,922

Total assets	$9,115,226	$8,324,585	$7,974,853

Long-lived assets (excluding goodwill and other intangibles):
Domestic	$1,164,802	$885,952	$854,523
International:
Canada	$28,072	$48,172	$61,743
All other international	37,262	706	712

Total international	$65,334	$48,878	$62,455

Total long-lived assets (excluding goodwill and other intangibles)	$1,230,136	$934,830	$916,978

Product sales information

	Year Ended April 30,
	2012	2011	2010
Coffee	48%	44%	40%
Peanut butter	12	12	12
Fruit spreads	7	8	8
Shortening and oils	7	7	8
Baking mixes and frostings	6	6	6
Canned milk	5	5	5
Flour and baking ingredients	5	5	5
Portion control	2	3	3
Juices and beverages	2	3	3
Handheld frozen sandwiches	2	2	3
Toppings and syrups	2	2	2
Other	2	3	5

Total product sales	100%	100%	100%